Income taxes - Unrecognized deductible temporary differences (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 66,451,646	$ 51,062,073	$ 39,860,711
Net operating loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	53,821,414	42,737,987	30,178,141
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	7,146,906	5,072,949	5,275,081
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	226,120	1,379,540	1,399,023
Intangibles and development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	3,501,940	171,182	1,356,922
Scientific R&D expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,583,058	1,583,058	1,583,058
Right of use asset and lease obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	(1,165,181)	(130,912)	(75,115)
Right of use asset and lease obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,303,444	203,068	$ 143,601
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 33,945	$ 45,201